Consolidated statement of changes in shareholders' equity (Parenthetical) - € / shares	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Consolidated statement of changes in shareholders' equity
Dividends proposed	€ 0.20
Dividends recognised		€ 0.19	€ 0.17